Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Credit loss expense - loans	$ 1,235,607	$ 1,230,879
Credit loss expense - OBS credit exposures	(102,196)	249,670
Credit loss expense	$ 1,133,411	$ 1,480,549